Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of right-to-use assets

				Total right-
	Land and	Motor		of-use
	buildings	vehicles	Other	assets
	$m	$m	$m	$m
Cost
At 1 January 2019	–	–	–	–
Opening balance	580	124	18	722
Additions	85	85	3	173
Disposals and other movements	(44)	(7)	1	(50)
Exchange adjustments	6	–	–	6
At 31 December 2019	627	202	22	851
Depreciation
At 1 January 2019	–	–	–	–
Charge for year	130	70	7	207
Impairment	4	–	–	4
Disposals and other movements	(3)	(6)	1	(8)
Exchange adjustments	1	–	–	1
At 31 December 2019	132	64	8	204
Net book value
At 31 December 2019	495	138	14	647

Schedule of the present value of lease liabilities

	2019	2018	2017
	$m	$m	$m
The present value of lease liabilities is as follows:
Within one year	188	–	–
Later than one year and not later than five years	368	–	–
Later than five years	119	–	–
Total lease liabilities	675	–	–

Schedule of total rentals under operating leases charged to profit

	2018	2017
	$m	$m
Operating leases	188	175

Schedule of future minimum lease payments

	2018	2017
	$m	$m
Not later than one year	188	151
Later than one year and not later than five years	360	345
Later than five years	136	118
Total future minimum lease payments	684	614